Note 6 - Note Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Notes
Note 6 - Note Payable

NOTE 6 – NOTE PAYABLE

In January 2013, the Company received $25,000 in cash pursuant to a short-term promissory note with a related party. In March 2013 the Company received $5,000 in cash pursuant to a short-term promissory note with the same related party. The note did not bear interest. The Company assessed the imputed interest and found the balance to be immaterial. As of March 31, 2014, the full balance on the note remained outstanding.

NOTE 6 – NOTE PAYABLE

In January 2012, the Company received cash pursuant to a short-term promissory note with a related party. The note was repaid in full in February 2012. The note did not bear interest.

On September 27, 2012, the Company received $55,075 in cash pursuant to a short-term promissory note with a related party. The note did not bear interest and was due on demand. In December 2012, the balance on the note was repaid in full.

In January 2013, the Company received $25,000 in cash pursuant to a short-term promissory note with a related party. In March 2013 the Company received $5,000 in cash pursuant to a short-term promissory note with the same related party. The note did not bear interest.  The Company assessed the imputed interest and found the balance to be immaterial. In April 2013, the balance on the note was repaid in full.